Operating Loss (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Operating Loss [Abstract]
Depreciation of property, plant and equipment	£ 901	£ 354	£ 2,176	£ 925
Depreciation of right-of-use assets	461	247	1,168	559
Amortisation of intangible assets	1,179	767	3,462	780
Research and development expenses	36,776	12,929	93,235	25,308
Foreign exchange gains/(losses)	(7,421)	(1,658)	(39,892)	1,241
Loss on forward contracts	0	0	11,287	0
Share-based payment charge	£ 10,113	£ 3,374	£ 23,799	£ 6,523